Restoration Provision (Tables)	9 Months Ended
Sep. 30, 2023
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Restoration provision rollforward
The following table represents the continuity of the restoration provision associated with the Company’s leased plant properties:

As at	September 30, 2023	December 31, 2022
Balance, beginning of the period	$0.4	$0.3
Additions	2.3	0.1
Foreign exchange loss	(0.1)	—
Balance, end of the period	$2.6	$0.4